Management incentive agreement - Summary Of Weighted Average Assumptions Used For BSM Pricing Model (Detail) - 2016 HeadHunter Unit Option Plan [Member]	12 Months Ended
Dec. 31, 2019 yr
Series 1 [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	7.70%
Expected life at grant date (years)	5.66
Series 2 [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	7.70%
Expected life at grant date (years)	3.24
Series 3 [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	7.70%
Expected life at grant date (years)	3.24
Series 4 [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	7.30%
Expected life at grant date (years)	2.99
Series 5 [member]
Disclosure of indirect measurement of fair value of goods or services received share options granted during period [line item]
Expected volatility	39.00%
Risk-free interest rate	6.40%
Expected life at grant date (years)	1.66